Subsidiary Guarantors	12 Months Ended
Dec. 31, 2013
SUBSIDIARY GUARANTORS [Abstract]
Subsidiary Guarantors
SUBSIDIARY GUARANTORS

The Partnership has issued registered debt securities guaranteed by its subsidiaries.  As of December 31, 2013, all guarantors were wholly-owned or available to be pledged and such guarantees were joint and several and full and unconditional.  Although the guarantees of our subsidiary guarantors are considered full and unconditional, the guarantees are subject to certain customary release provisions. Such guarantees will be released in the following circumstances:

•
in connection with any sale or other disposition of all or substantially all of the properties or assets of that guarantor (including by way of merger or consolidation) to a person that is not (either before or after giving effect to such transaction) an issuer or a restricted subsidiary of us;

•
in connection with any sale or other disposition of capital stock of that guarantor to a person that is not (either before or after giving effect to such transaction) an issuer or a restricted subsidiary of us, such that, the guarantor ceases to be a restricted subsidiary of us as a result of the sale or other disposition;

•	if we designate any restricted subsidiary that is a guarantor to be an unrestricted subsidiary in accordance with the applicable provisions of the indenture;

•	upon legal defeasance or satisfaction and discharge of the indenture;

•	upon the liquidation or dissolution of such guarantor provided no default or event of default has occurred that is continuing;

•	at such time as such guarantor ceases to guarantee any other indebtedness of either of the issuers or any guarantor; or

•
upon such guarantor consolidating with, merging into or transferring all of its properties or assets to us or another guarantor, and as a result of, or in connection with, such transaction such guarantor dissolving or otherwise ceasing to exist.

In accordance with Rule 3-10 of Regulation S-X, the Partnership has prepared Condensed Consolidating Financial Statements as supplemental information.  The following condensed consolidating balance sheets at December 31, 2013 and December 31, 2012, condensed consolidating statements of operations for the years ended December 31, 2013, 2012 and 2011, and condensed consolidating statements of cash flows for the years ended December 31, 2013, 2012 and 2011, present financial information for Eagle Rock Energy as the Parent on a stand-alone basis (carrying any investments in subsidiaries under the equity method), financial information for the co-issuer and the subsidiary guarantors, which are all 100% owned by the Parent, on a stand-alone basis, and the consolidation and elimination entries necessary to arrive at the information for the Partnership on a consolidated basis.  The subsidiary guarantors are not restricted from making distributions to the Partnership. Pursuant to the Contribution of the Midstream Business, all of the Partnership's Midstream Subsidiaries were contributed to Regency on July 1, 2014 and released from their guarantees under the indenture and Credit Agreement.

 Condensed Consolidating Balance Sheet
December 31, 2013

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor investments	Consolidating Entries	Total
	($ in thousands)
ASSETS:
Accounts receivable – related parties	$691,588	$—	$—	$—	$(691,588)	$—
Assets held for sale	8,762	—	1,250,620	—	—	$1,259,382
Other current assets	6,927	1	22,080	—	—	29,008
Total property, plant and equipment, net	2,318	—	822,133	—	—	824,451
Investment in subsidiaries	1,133,217	—	—	908	(1,134,125)	—
Total other long-term assets	10,012	—	4,697	—	—	14,709
Total assets	$1,852,824	$1	$2,099,530	$908	$(1,825,713)	$2,127,550
LIABILITIES AND EQUITY:
Accounts payable – related parties	$—	$—	$691,588	$—	$(691,588)	$—
Liabilities held for sale	500,291	—	137,447	—	—	$637,738
Other current liabilities	15,688	—	66,141	—	—	81,829
Other long-term liabilities	5,486	—	71,138	—	—	76,624
Long-term debt	757,480	—	—	—	—	757,480
Equity	573,879	1	1,133,216	908	(1,134,125)	573,879
Total liabilities and equity	$1,852,824	$1	$2,099,530	$908	$(1,825,713)	$2,127,550

Condensed Consolidating Balance Sheet
December 31, 2012

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor investments	Consolidating Entries	Total
	($ in thousands)
ASSETS:
Accounts receivable – related parties	$660,898	$—	$—	$—	$(660,898)	$—
Assets held for sale	23,176	—	1,220,426	—	—	1,243,602
Other current assets	18,896	1	36,149	—	—	55,046
Total property, plant and equipment, net	2,657	—	980,127	—	—	982,784
Investment in subsidiaries	1,324,293	—	—	958	(1,325,251)	—
Total other long-term assets	7,677	—	5,107	—	—	12,784
Total assets	$2,037,597	$1	$2,241,809	$958	$(1,986,149)	$2,294,216
LIABILITIES AND EQUITY:
Accounts payable – related parties	$—	$—	$660,898	$—	$(660,898)	$—
Liabilities held for sale	497,424	—	111,675	—	—	609,099
Other current liabilities	6,704	—	72,418	—	—	79,122
Other long-term liabilities	5,978	—	72,526	—	—	78,504
Long-term debt	659,117	—	—	—	—	659,117
Equity	868,374	1	1,324,292	958	(1,325,251)	868,374
Total liabilities and equity	$2,037,597	$1	$2,241,809	$958	$(1,986,149)	$2,294,216

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2013

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor investments	Consolidating Entries	Total
	($ in thousands)
Total revenues	$(3,937)	$—	$201,309	$—	$—	$197,372
Operations and maintenance	—	—	41,426	—	—	41,426
Taxes other than income	—	—	12,928	—	—	12,928
General and administrative	13,145	—	39,986	—	—	53,131
Depreciation, depletion and amortization	454	—	88,990	—	—	89,444
Impairment and other	—	—	214,286	—	—	214,286
Loss from operations	(17,536)	—	(196,307)	—	—	(213,843)
Interest expense, net	(17,891)	—	(898)	—	—	(18,789)
Other non-operating income	9,025	—	9,298	—	(18,323)	—
Other non-operating expense	(6,904)	—	(12,553)	—	18,323	(1,134)
Loss before income taxes	(33,306)	—	(200,460)	—	—	(233,766)
Income tax benefit	(1,653)	—	(3,942)	—	—	(5,595)
Equity in earnings of subsidiaries	(191,071)	—	—	—	191,071	—
Income (loss) from continuing operations	(222,724)	—	(196,518)	—	191,071	(228,171)
Discontinued operations, net of tax	(55,255)	—	5,457	(10)	—	(49,808)
Net loss	$(277,979)	$—	$(191,061)	$(10)	$191,071	$(277,979)

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2012

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor investments	Consolidating Entries	Total
	($ in thousands)
Total revenues	$28,110	$—	$203,205	$—	$—	$231,315
Operations and maintenance	—	—	41,391	—	—	41,391
Taxes other than income	—	—	15,343	—	—	15,343
General and administrative	8,745	—	42,245	—	—	50,990
Depreciation, depletion and amortization	296	—	90,214	—	—	90,510
Impairment	—	—	45,289	—	—	45,289
Income (loss) from operations	19,069	—	(31,277)	—	—	(12,208)
Interest expense, net	(16,299)	—	23	—	—	(16,276)
Other non-operating income	9,039	—	10,961	—	(20,000)	—
Other non-operating expense	(12,189)	—	(12,566)	—	20,000	(4,755)
Loss before income taxes	(380)	—	(32,859)	—	—	(33,239)
Income tax provision (benefit)	1,041	—	(2,134)	—	—	(1,093)
Equity in earnings of subsidiaries	(113,200)	—	—	—	113,200	—
(Loss) income from continuing operations	(114,621)	—	(30,725)	—	113,200	(32,146)
Discontinued operations, net of tax	(35,981)	—	(82,457)	(18)	—	(118,456)
Net loss	$(150,602)	$—	$(113,182)	$(18)	$113,200	$(150,602)

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2011

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor investments	Consolidating Entries	Total
	($ in thousands)
Total revenues	$37,269	$—	$204,310	$—	$—	$241,579
Operations and maintenance	—	—	32,287	—	—	32,287
Taxes other than income	—	—	15,436	—	—	15,436
General and administrative	1,002	—	41,523	—	—	42,525
Depreciation, depletion and amortization	196	—	66,713	—	—	66,909
Impairment	—	—	11,728	—	—	11,728
Income from operations	36,071	—	36,623	—	—	72,694
Interest expense, net	(10,856)	—	11	—	—	(10,845)
Other non-operating income	8,798	—	5,588	—	(14,386)	—
Other non-operating expense	(28,589)	—	2,653	—	14,386	(11,550)
Income (loss) before income taxes	5,424	—	44,875	—	—	50,299
Income tax provision (benefit)	(579)	—	(2,771)	—	—	(3,350)
Equity in earnings of subsidiaries	92,295	—	—	—	(92,295)	—
Income (loss) from continuing operations	98,298	—	47,646	—	(92,295)	53,649
Discontinued operations, net of tax	(25,166)	—	44,659	(10)	—	19,483
Net income (loss)	$73,132	$—	$92,305	$(10)	$(92,295)	$73,132

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2013

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor investments	Consolidating Entries	Total
	($ in thousands)
Net cash flows (used in) provided by operating activities	$(34,610)	$—	$148,853	$—	$—	$114,243
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(115)	—	(149,829)	—	—	(149,944)
Proceeds from sale of asset	—	—	76	—	—	76
Net cash flows used in investing activities	(115)	—	(149,753)	—	—	(149,868)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term debt	601,400	—	—	—	—	601,400
Repayment of long-term debt	(503,100)	—	—	—	—	(503,100)
Proceeds from derivative contracts	1,323	—	—	—	—	1,323
Common unit issued in equity offerings	102,388	—	—	—	—	102,388
Issuance costs for equity offerings	(4,519)	—	—	—	—	(4,519)
Repurchase of common units	(1,858)	—	—	—	—	(1,858)
Distributions to members and affiliates	(125,911)	—	—	—	—	(125,911)
Net cash flows provided by financing activities	69,723	—	—	—	—	69,723
Net cash flows used in discontinued operations	(35,431)	—	1,343	41	—	(34,047)
Net increase (decrease) in cash and cash equivalents	(433)	—	443	41	—	51
Cash and cash equivalents at beginning of year	1,670	1	(1,832)	186	—	25
Cash and cash equivalents at end of year	$1,237	$1	$(1,389)	$227	$—	$76

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor Investments	Consolidating Entries	Total
	($ in thousands)
Net cash flows (used in) provided by operating activities	$(108,061)	$—	$183,397	$—	$—	$75,336
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(1,551)	—	(166,356)	—	—	(167,907)
Proceeds from sale of asset	—	—	15,398	—	—	15,398
Contributions to subsidiaries	(236,971)	—	—	—	236,971	—
Net cash flows used in investing activities	(238,522)	—	(150,958)	—	236,971	(152,509)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term debt	1,043,750	—	—	—	—	1,043,750
Repayment of long-term debt	(916,750)	—	—	—	—	(916,750)
Proceed from senior notes	22,889	—	—	—	—	22,889
Payments of debt issuance cost	(614)	—	—	—	—	(614)
Proceeds from derivatives contracts	14,449	—	—	—	—	14,449
Common unit issued in equity offerings	96,173	—	—	—	—	96,173
Issuance costs for equity offerings	(4,518)	—	—	—	—	(4,518)
Exercise of warrants	31,804	—	—	—	—	31,804
Repurchase of common units	(2,501)	—	—	—	—	(2,501)
Distributions to members and affiliates	(119,211)	—	—	—	—	(119,211)
Net cash flows provided by financing activities	165,471	—	—	—	—	165,471
Net cash flows provided by (used in) discontinued operations	181,463	—	(33,699)	57	(236,971)	(89,150)
Net (decrease) increase in cash and cash equivalents	351	—	(1,260)	57	—	(852)
Cash and cash equivalents at beginning of year	1,319	1	(572)	129	—	877
Cash and cash equivalents at end of year	$1,670	$1	$(1,832)	$186	$—	$25

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011

	Parent Issuer	Co-Issuer	Subsidiary Guarantors	Non-guarantor Investments	Consolidating Entries	Total
	($ in thousands)
Net cash flows provided by operating activities	$9,318	$—	$51,101	$—	$—	$60,419
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(389)	—	(76,549)	—	—	(76,938)
Acquisitions, net of cash acquired	—	—	(220,326)	—	—	(220,326)
Contribution to subsidiaries	(227,583)	—	—	—	227,583	—
Net cash flows used in investing activities	(227,972)	—	(296,875)	—	227,583	(297,264)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term debt	964,279	—	—	—	—	964,279
Repayment of long-term debt	(1,012,779)	—	—	—	—	(1,012,779)
Proceed from senior notes	27,683	—	—	—	—	27,683
Payments of debt issuance cost	(9,116)	—	—	—	—	(9,116)
Proceeds from derivative contracts	6,267	—	—	—	—	6,267
Exercise of Warrants	89,745	—	—	—	—	89,745
Repurchase of common units	(1,401)	—	—	—	—	(1,401)
Distributions to members and affiliates	(74,512)	—	—	—	—	(74,512)
Contributions from parent	—	—	227,583	—	(227,583)	—
Net cash flows provided by financing activities	(9,834)	—	227,583	—	(227,583)	(9,834)
Net cash flows provided by discontinued operations	224,917	—	18,504	86	—	243,507
Net increase (decrease) in cash and cash equivalents	(3,571)	—	313	86	—	(3,172)
Cash and cash equivalents at beginning of year	4,890	1	(885)	43	—	4,049
Cash and cash equivalents at end of year	$1,319	$1	$(572)	$129	$—	$877